Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss for the period before taxation	$ 97,911	$ 250,943	$ 142,650
Tax benefit at standard U.K. rate at 19%	18,603	47,679	27,104
Difference in overseas tax rates	(700)	145	409
Expenses not deductible for tax purposes	7,359	(5,389)	(5,345)
Tax losses for which no deferred tax asset was recognized	(21,887)	(37,694)	(14,683)
Share-based payment	(6,443)	(572)	(693)
Research and development credit	0	4,804	3,943
Adjustments for prior year	0	767	(1,030)
Other timing differences and adjustments	224	206	(164)
Total income tax credit/(expense)	$ (2,844)	$ 9,946	$ 9,541
Effective tax rate	(3.00%)	4.00%	7.00%